Financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Trade And Other Payables	$ 49,803,473	$ 23,376,350
Trade and other payables
Statement [Line Items]
Trade And Other Payables	49,519,925	22,989,124
Payables to associates and other related parties
Statement [Line Items]
Trade And Other Payables	$ 283,548	$ 387,226